Long-term Debt - Schedule of Carrying Amounts and Estimated Fair Values of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Debt Instrument [Line Items]
Long-term debt	$ 1,807,507	$ 1,488,821
Reported Value Measurement [Member]
Debt Instrument [Line Items]
Long-term debt	1,807,507	1,488,821
Estimate of Fair Value Measurement [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,559,455	$ 1,568,037